Interest in joint operations (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement of financial position
External non-current assets	R 238,259	R 299,309
Total assets	364,980	433,838
Shareholders' equity	147,427	201,524	R 193,197	R 152,471
Long-term liabilities	163,058	130,267
Total equity and liabilities	364,980	433,838
Joint Operations
Statement of financial position
External non-current assets	26,495	39,036
External current assets	1,842	1,537
Intercompany current assets	104	189
Total assets	28,441	40,762
Shareholders' equity	22,673	35,786
Long-term liabilities	3,082	2,743
Interest-bearing current liabilities	90	180
Non-interest-bearing current liabilities	1,858	1,488
Intercompany current liabilities	738	565
Total equity and liabilities	28,441	40,762
Capital commitments	R 1,383	R 1,155
Louisiana Integrated Polyethylene JV LLC (LIP JV)
Joint operations
Interest in joint operation (as a percent)	50.00%	50.00%
Statement of financial position
External non-current assets	R 26,495
External current assets	1,281
Intercompany current assets	101
Total assets	27,877
Shareholders' equity	26,705
Long-term liabilities	29
Interest-bearing current liabilities	3
Non-interest-bearing current liabilities	832
Intercompany current liabilities	308
Total equity and liabilities	R 27,877
National Petroleum Refiners of South Africa (Pty) Ltd (Natref)
Joint operations
Interest in joint operation (as a percent)	64.00%	64.00%
Statement of financial position
External current assets	R 561
Intercompany current assets	3
Total assets	564
Shareholders' equity	(4,032)
Long-term liabilities	3,053
Interest-bearing current liabilities	87
Non-interest-bearing current liabilities	1,026
Intercompany current liabilities	430
Total equity and liabilities	R 564